Business Combination (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
	Apr. 23, 2020	Dec. 31, 2020	Dec. 31, 2019
Liabilities assumed:
Goodwill (b) - (a)		$ 569,603	$ 4,738
B2C segments
Liabilities assumed:
Goodwill (b) - (a)		353,083	4,738
B2B segments
Liabilities assumed:
Goodwill (b) - (a)		$ 216,520	$ 0
SB Tech
Business Acquisition [Line Items]
Equity interest acquired		100.00%
Shares, options, and earnout shares issued for acquisition		45,000
Weighted average fair value		$ 17.53
Purchase consideration
Cash consideration(1)		$ 184,688
Share consideration(2)		789,064
Other cash consideration(3)		3,615
Total SBTech consideration	$ 977,367	$ 977,367
Share consideration (in shares)		3.6
Share consideration excluding contingent consideration		$ 776,500
Vested options		40,700
Contingent consideration for earnout shares issued to former stockholders		$ 12,600
Contingent consideration for earnout shares issued to former stockholders (in shares)		720
Valuation analyses pertaining to intangible assets acquired and tax liabilities assumed
Cash and cash equivalents	9,639
Trade receivables	17,815
Other current assets	3,674
Property and equipment	10,677
Intangible assets	484,051
Operating lease right-of-use assets	27,696
Other non-current assets	1,017
Total identifiable assets acquired	554,569
Liabilities assumed:
Accounts payable and accrued expenses	23,613
Current operating lease liabilities	3,583
Long-term income tax liability	63,575
Non-current operating lease liabilities	24,113
Other long-term liabilities	558
Total liabilities assumed	115,442
Net assets acquired (a)	439,127
Purchase consideration (b)	977,367	$ 977,367
Goodwill (b) - (a)	538,240
SB Tech | B2C segments
Liabilities assumed:
Goodwill (b) - (a)	348,300
SB Tech | B2B segments
Liabilities assumed:
Goodwill (b) - (a)	$ 189,900